UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08050
The Asia Tigers Fund, Inc.
(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154
(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: October 31, 2010
Date of reporting period: July 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2010
(Unaudited)
COMMON STOCK (100.00% of holdings)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	China	15.36%
	Airlines	0.80%
1,018,000	China Eastern Airlines Corp., Ltd.+		$461,229	$570,260

	Auto / Truck Parts & Equipment	0.72%
62,000	Weichai Power Co., Ltd.		479,931	512,581

	Building Products — Cement & Aggregation	0.79%
476,500	BBMG Corp.		501,683	562,689

	Commercial Banks — Non-US	3.40%
1,596,000	China Construction Bank Corp.		1,108,560	1,354,424
1,392,000	Industrial & Commercial Bank of China, Ltd.		717,438	1,062,992

			1,825,998	2,417,416

	Electric Products — Miscellaneous	0.89%
237,000	Zhuzhou CSR Times Electric Co., Ltd.		447,316	634,816

	Electrical & Electronics	0.49%
59,000	China Digital TV Holdings ADR+		412,397	349,280

	Electronic Components — Miscellaneous	0.60%
242,000	AAC Acoustic Technology Holdings, Inc.		354,045	430,062

	Information Technology	0.17%
190,000	Lenovo Group, Ltd.		153,013	122,093

	Life / Health Insurance	1.40%
225,000	China Life Insurance Co., Ltd.		532,429	999,627

	Lighting Products & Systems	0.55%
973,000	NVC Lighting Holdings, Ltd.+		265,220	389,681

	Oil Companies — Integrated	1.70%
2,864	China Petroleum and Chemical Corp. ADR		137,862	230,609
864,000	PetroChina Co., Ltd.		938,505	980,225

			1,076,367	1,210,834

	Retail — Apparel/Shoes	0.22%
277,000	China Dongxiang Group, Co.		199,340	156,953

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2010
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	China (concluded)
	Retail — Bookstores	0.81%
1,092,000	Sichuan Xinhua Winshare		$462,240	$573,745

	Retail — Food	0.18%
30,000	Lianhua Supermarket Holdings, Ltd.		34,680	129,420

	Schools	0.72%
5,229	New Oriental Education & Technology Group, Inc. ADR+		315,146	511,396

	Telecommunications Equipment	0.61%
136,485	ZTE Corp.		198,184	436,765

	Transportation	0.69%
780,000	Anhui Expressway Co., Ltd.		502,591	492,183

	Web Portals & Internet Service Providers	0.62%
9,415	Sohu.com, Inc.+		472,510	442,693

	Total China		8,694,319	10,942,494

	Hong Kong	17.11%
	Apparel Manufacturers	1.27%
60,150	Esprit Holdings, Ltd.		329,448	377,612
205,500	Ports Design, Ltd.		395,452	528,742

			724,900	906,354

	Cellular Telecommunications	3.54%
249,600	China Mobile, Ltd.		1,507,639	2,524,800

	Coal	0.36%
20,250	SouthGobi Resources, Ltd.+		261,806	255,817

	Commercial Banks — Non-US	0.62%
41,000	Wing Hang Bank, Ltd.		311,856	442,714

	Diversified Operations	3.95%
179,500	Beijing Enterprises Holdings, Ltd.		667,903	1,186,974
842,000	Guangdong Investment, Ltd.		331,933	421,791
95,381	Hutchison Whampoa, Ltd.		488,441	630,109

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2010
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Hong Kong (concluded)
	Diversified Operations (concluded)
59,000	Shanghai Industrial Holdings, Ltd.		$186,388	$268,962
56,000	Wharf Holdings, Ltd.		126,455	306,488

			1,801,120	2,814,324

	Finance — Other Services	0.62%
26,700	Hong Kong Exchanges & Clearing, Ltd.		220,654	439,075

	Oil Companies — Exploration & Production	1.45%
274,000	CNOOC, Ltd.		401,316	461,524
437,800	Kunlun Energy Co., Ltd.		131,421	570,549

			532,737	1,032,073

	Paper & Related Products	1.17%
1,132,400	Lee & Man Paper Manufacturing, Ltd.		315,842	832,668

	Real Estate — Operations & Development	1.27%
74,700	Cheung Kong Holdings, Ltd.		523,253	902,799

	Retail — Restaurants	0.71%
210,000	Cafe De Coral Holdings, Ltd.		159,601	505,164

	Telecommunications Equipment	1.06%
71,000	VTech Holdings, Ltd.		297,037	755,222

	Transportation	1.09%
221,500	MTR Corp., Ltd.		631,670	778,704

	Total Hong Kong		7,288,115	12,189,714

	India	11.16%
	Applications Software	1.76%
20,832	Infosys Technologies, Ltd.		369,010	1,251,963

	Auto — Cars & Light Trucks	0.68%
26,684	Tata Motors, Ltd.		445,773	486,557

	Building — Heavy Construction	0.46%
88,724	IVRCL Infrastructures and Projects, Ltd.		168,255	330,098

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2010
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (concluded)
	Commercial Banks — Non-US	1.15%
3,691	HDFC Bank, Ltd.		$141,122	$169,215
101,765	Yes Bank, Ltd.		623,603	646,818

			764,725	816,033

	Commercial Vehicles	0.27%
126,544	Ashok Leyland, Ltd.		160,368	193,341

	Finance	1.08%
117,640	Rural Electrification Corp., Ltd.		573,971	769,014

	Finance — Other Services	0.81%
8,921	Housing Development Finance Corp., Ltd.		458,453	573,122

	Independent Power Producer	0.84%
416,383	Lanco Infratech, Ltd.+		548,870	596,691

	Metals — Diversified	0.34%
64,233	Sterlite Industries (India), Ltd.		294,074	242,093

	Oil Refining & Marketing	1.04%
34,133	Reliance Industries, Ltd.		123,241	742,607

	Power Conversion & Supply Equipment	0.51%
6,974	Bharat Heavy Electricals, Ltd.		100,479	366,531

	Steel	0.52%
69,837	Welspun Corp., Ltd.		288,621	372,399

	Television	0.16%
17,597	Zee Entertainment Enterprises, Ltd.		102,717	112,169

	Tire & Rubber	0.95%
491,801	Apollo Tyres, Ltd.		359,584	677,213

	Vehicle	0.59%
29,638	Mahindra & Mahindra, Ltd.		244,478	422,488

	Total India		5,002,619	7,952,319

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2010
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Indonesia	4.30%
	Automobiles	0.87%
109,000	PT Astra International TBK		$561,116	$617,567

	Building Products — Cement & Aggregation	0.97%
367,500	PT Indocement Tunggal Prakarsa TBK		552,493	694,055

	Coal	1.15%
438,000	PT Tambang Batubara Bukit Asam TBK		261,073	817,411

	Commercial Banks — Non-US	1.31%
844,500	PT Bank Rakyat Indonesia		341,485	934,296

	Total Indonesia		1,716,167	3,063,329

	Malaysia	3.88%
	Commercial Banks — Non-US	1.13%
345,800	CIMB Group Holdings BHD		215,926	804,439

	Hotel/Restaurants	0.70%
198,000	Genting BHD		428,178	497,334

	Internet	0.21%
492,900	Green Packet BHD+		153,942	151,852

	Rubber & Vinyl	1.84%
627,300	Top Glove Corp. BHD		521,994	1,309,422

	Total Malaysia		1,320,040	2,763,047

	Singapore	10.90%
	Agriculture Operations	1.29%
200,000	Wilmar International, Ltd.		407,944	920,893

	Commercial Banks — Non-US	2.54%
164,000	Oversea-Chinese Banking Corp., Ltd.		1,074,821	1,089,272
49,000	United Overseas Bank, Ltd.		571,308	715,781

			1,646,129	1,805,053

	Computers — Integrated Systems	0.79%
800,000	CSE Global, Ltd.		504,203	564,893

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2010
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Singapore (concluded)
	Diversified Operations	0.80%
83,000	Keppel Corp., Ltd.		$294,181	$570,203

	Real Estate — Operations & Development	1.23%
294,883	Keppel Land, Ltd.		250,354	876,266

	REITS — Diversified	1.22%
895,000	CapitaCommercial Trust		418,226	868,964

	Transportation — Marine	1.49%
722,000	Ezra Holdings, Ltd.		304,007	1,062,116

	Water Treatment Systems	1.54%
460,000	Hyflux, Ltd.		839,014	1,092,862

	Total Singapore		4,664,058	7,761,250

	South Korea	20.72%
	Auto / Truck Parts & Equipment	0.86%
3,556	Hyundai Mobis		505,213	614,671

	Cellular Telecommunications	0.69%
3,503	SK Telecom Co., Ltd.		524,787	492,995

	Chemicals	2.00%
5,120	LG Chem, Ltd.		208,832	1,423,815

	Consumer Staples	0.70%
606	Amorepacific Corp.		457,526	494,809

	Diversified Financial Services	2.87%
19,625	KB Financial Group, Inc.		416,406	854,288

29,062	Shinhan Financial Group Co., Ltd.		453,924	1,191,393

			870,330	2,045,681

	Electric Products — Miscellaneous	0.57%
4,760	LG Electronics, Inc.		457,009	404,353

	Electronic Components — Miscellaneous	0.42%
9,750	LG Display Co., Ltd.		178,540	299,157

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2010
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	South Korea (concluded)
	Electronic Components — Semiconductors	4.82%
5,013	Samsung Electronics Co., Ltd.		$1,384,433	$3,432,183

	Engineering / Research & Development Services	0.87%
5,941	Samsung Engineering Co., Ltd.		510,509	620,175

	Non-Ferrous Metals	0.52%
1,851	Korea Zinc Co., Ltd.		146,909	368,455

	Property & Casualty Insurance	1.33%
44,000	LIG Insurance Co., Ltd.		606,712	950,236

	Retail — Discount	1.11%
1,648	Shinsegae Co., Ltd.		515,816	788,427

	Retail — Miscellaneous/Diversified	1.06%
7,709	CJ O Shopping Co., Ltd.+		469,151	755,864

	Shipbuilding	0.67%
22,830	Samsung Heavy Industries Co., Ltd.		345,178	476,640

	Steel — Producers	1.51%
2,587	POSCO		262,756	1,075,844

	Web Portals & Internet Service Providers	0.72%
3,315	NHN Corp.+		328,843	515,572

	Total South Korea		7,772,544	14,758,877

	Sri Lanka	0.45%
	Diversified Operations	0.45%
146,100	John Keells Holdings PLC		148,818	320,565

	Total Sri Lanka		148,818	320,565

	Taiwan	13.50%
	Building Products — Cement & Aggregation	0.56%
426,000	Taiwan Cement Corp.		240,033	396,174

	Computers	2.13%
206,246	Acer, Inc.		424,564	552,247

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2010
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Taiwan (concluded)
	Computers (concluded)
210,739	Advantech Co., Ltd.		$264,645	$451,816
393,000	Compal Electronics, Inc.		481,460	514,499

			1,170,669	1,518,562

	Computers — Integrated Systems	0.35%
327,000	Alpha Networks Inc.		304,437	248,999

	Diversified Financial Services	0.93%
541,000	Fubon Financial Holding Co., Ltd.+		321,527	663,514

	Electronic Components & Instruments	0.61%
212,000	WPG Holdings Co., Ltd.		364,613	437,318

	Electronic Components — Miscellaneous	2.45%
306,000	AU Optronics Corp.		353,373	289,828
361,480	Hon Hai Precision Industry Co., Ltd.+		569,483	1,455,238

			922,856	1,745,066

	Electronic Components — Semiconductors	1.03%
54,196	MediaTek, Inc.		624,083	733,185

	Metal Processors & Fabrication	0.14%
44,000	Catcher Technology Co., Ltd.		98,857	99,003

	Power Conversion & Supply Equipment	1.00%
206,659	Delta Electronics, Inc.		441,896	712,650

	Semiconductor Equipment — Integrated Circuits	4.30%
136,300	Powertech Technology, Inc.		309,319	416,852
309,000	Siliconware Precision Industries Co.		300,617	300,866
1,202,583	Taiwan Semiconductor Manufacturing Co., Ltd.		1,785,874	2,341,853

			2,395,810	3,059,571

	Total Taiwan		6,884,781	9,614,042

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2010
(Unaudited)
COMMON STOCK (concluded)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Thailand	1.92%
	Cellular Communications	0.87%
213,700	Advanced Info Service PCL		$576,597	$619,084

	Commercial Banks — Non-US	1.05%
271,205	Siam Commercial Bank PCL		245,401	747,862

	Total Thailand		821,998	1,366,946

	United Kingdom	0.70%
	Diversified Financial Services	0.70%
9,775	HSBC Holdings PLC-ADR		394,523	499,307

	Total United Kingdom		394,523	499,307

	TOTAL COMMON STOCKS		44,707,982	71,231,890

	TOTAL INVESTMENTS++	100.00%	$44,707,982	$71,231,890

Footnotes and Abbreviations

ADR	American Depository Receipts.

+	Non-Income producing security.

++	As of April 30, 2010, the aggregate cost for federal income tax purposes was $46,721,893. The aggregate gross unrealized appreciation (depreciation) for all securities were as follows:

Excess of value over tax cost	$29,895,786
Excess of tax cost over value	(317,673)

$29,578,113

These temporary differences in book and tax cost were due to wash sale loss deferrals.

Supplemental Information to the Schedule of Investments
Fair Value Measurements:
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:
Level 1 — price quotations in active markets/exchanges for identical securities
Level 2 — other significant observable inputs (including, but not limited to quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Manager. The Investment Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s securities as of July 31, 2010, is as follows:

Investments in
Securities*
Valuation Inputs
Level 1 — Quoted Prices	$71,231,890
Level 2 — Other Significant Observable Inputs	0
Level 3 — Significant Unobservable Inputs	0

Total	$71,231,890

The Fund held no Level 3 securities on July 31, 2010.

*	See Schedule of Investments for identification of securities by security type and country and industry classification.

Effective January 1, 2009, the Fund adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the Fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. The guidance also provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.
Financial Derivative Instruments:
Effective January 1, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for, and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. At July 31, 2010, the Fund held no derivative instruments.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Asia Tigers Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani Prakash A. Melwani, President
(principal executive officer)

Date	September 16, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani Prakash A. Melwani, President
(principal executive officer)

Date	September 16, 2010

By (Signature and Title)*	/s/ Joseph M. Malangoni Joseph M. Malangoni, Treasurer and Vice President
(principal financial officer)

Date	September 16, 2010

*	Print the name and title of each signing officer under his or her signature.